UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust
 (Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive
Suite 207
Oklahoma City, OK 73120
 (Address of principal executive offices) (Zip code)

J. Garrett Stevens
Exchange Traded Concepts Trust
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, Oklahoma 73013
(Name and address of agent for service)

Copy to:
Christopher Menconi
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: December 31, 2015

Date of reporting period: December 31, 2015

Item 1. Reports to Stockholders.

EXCHANGE TRADED CONCEPTS TRUST YieldShares High Income ETF

Annual Report

December 31, 2015

YieldShares

High Income ETF

Table of Contents

Management Discussion of Fund Performance	2
Schedule of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Report of Independent Registered Public Accounting Firm	18
Trustees and Officers of the Trust	19
Disclosure of Fund Expenses	22
Notice to Shareholders	23
Supplemental Information	24

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Exchange Traded Concepts uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-796-3863; and (ii) on the Commission’s website at http://www.sec.gov.

YieldShares

High Income ETF

Management Discussion of Fund Performance

December 31, 2015 (Unaudited)

YieldShares High Income Exchange Traded Fund

Dear YYY Shareholders,

Thank you for your investment in the YieldShares High Income ETF (“YYY” or the “Fund”). The information presented in this report relates to the operations of YYY for the fiscal year ended December 31, 2015.

As a reminder, the Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ISE High Income Index (the “Index”). The Index is comprised of 30 closed-end Funds (CEFs) ranked highest overall by the ISE in three criteria: Fund yield, discount to net asset value and liquidity. The Index reconstitutes once a year.

In 2015, YYY’s share price moved lower, YYY’s shares priced at $21.43 at the close of December 31, 2014 and declined to $17.84 at the close of December 31, 2015. This represented capital depreciation of 8.26%, similar to the return on many higher yielding securities. Some of this decline was likely due to concern of rising interest rates as well as slowing growth in many large global economies. YYY’s primary investment objective continues to be to track its Index.

Total assets in the Fund increased, with the shares outstanding in the Fund growing from 3,600,000 at the beginning of the year to 4,350,000 as of December 31, 2015.

YYY began distributing income to shareholders on a monthly basis in late August of 2013. The Fund continued its monthly distributions through the end of the year. The Fund’s 30 Day SEC Yield (see definition below) was 10.17% as of the close of markets on December 31, 2015. For the fiscal year ended December 31, 2015, $0.62 per share of the Fund’s distributions were return of capital as a part of total distributions of $1.92.

We appreciate your investment in the YieldShares High Income ETF.

Sincerely,

J. Garrett Stevens, CEO
Exchange Traded Concepts
Advisor to the Fund

30-Day SEC Yield is a standard yield calculation developed by the Securities and Exchange Commission that allows for fairer comparisons among bond funds. It is based on the most recent month end. This figure reflects the interest earned during the period after deducting the Fund’s expenses for the period.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

YieldShares

High Income ETF

Management Discussion of Fund Performance

December 31, 2015 (Unaudited) (Concluded)

Growth of a $10,000 Investment
(at Net Asset Value)

AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2015
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
YieldShares High Income ETF	(8.26%)‡	(8.82%)‡	4.76%‡	4.76%‡
Hybrid SWM/Solactive ISE High Income Index**	(7.79%)‡	(7.79%)‡	4.43%‡	4.43%‡
S&P 500 Index	1.38%‡	1.38%‡	15.79%‡	15.79%‡

*	Fund commenced operations on June 11, 2012.
**	Reflects performance of SWM Index through June 20, 2013 and Solactive ISE High Income Index thereafter.
‡	Unaudited

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Prior to June 21, 2013, the Fund sought to provide investment results that, before fees and expenses, corresponded generally to the price and yield performance of the Sustainable North American Oil Sands Index®. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index in Management Discussion of Fund Performance.

YieldShares

High Income ETF

Schedule of Investments

December 31, 2015

Description	Shares	Fair Value
CLOSED-END FUNDS — 99.6%
Asset Allocation — 10.8%
Calamos Global Dynamic Income Fund	321,265	$2,300,257
Clough Global Opportunities Fund	317,423	3,313,896
GAMCO Global Gold Natural Resources & Income Trust	579,777	2,753,941
		8,368,094
Equity — 25.5%
Alpine Global Premier Properties Fund	560,668	3,235,054
Alpine Total Dynamic Dividend Fund	442,180	3,395,943
BlackRock International Growth and Income Trust	495,816	3,093,892
Eaton Vance Tax-Managed Diversified Equity Income Fund	308,670	3,457,104
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	394,132	3,488,068
Voya Global Equity Dividend and Premium Opportunity Fund	450,648	3,154,536
		19,824,597
Fixed Income — 63.3%
Aberdeen Asia-Pacific Income Fund	583,448	2,666,357
AllianzGI Convertible & Income Fund	247,459	1,370,923
AllianzGI Convertible & Income Fund II	154,385	779,644
BlackRock Corporate High Yield Fund	343,467	3,359,107
BlackRock Multi-Sector Income Trust	103,356	1,634,058
Blackstone/GSO Strategic Credit Fund	152,760	2,042,401
DoubleLine Income Solutions Fund	199,754	3,240,010

Description	Shares	Fair Value
Eaton Vance Limited Duration Income Fund	277,844	$3,545,290
First Trust Intermediate Duration Preferred & Income Fund	177,312	3,771,426
Invesco Dynamic Credit Opportunities Fund	73,483	775,246
MFS Charter Income Trust	448,604	3,418,363
MFS Multimarket Income Trust	414,740	2,285,217
Morgan Stanley Emerging Markets Domestic Debt Fund	378,519	2,573,929
Nuveen Preferred Income Opportunities Fund	110,509	1,012,263
PIMCO Dynamic Credit Income Fund	184,374	3,324,263
Prudential Global Short Duration High Yield Fund	243,090	3,439,724
Prudential Short Duration High Yield Fund	184,679	2,696,313
Wells Fargo Advantage Income Opportunities Fund	142,139	1,058,936
Wells Fargo Advantage Multi-Sector Income Fund	110,654	1,252,603
Western Asset Emerging Markets Debt Fund	239,851	3,293,154
Western Asset High Income Fund II	250,541	1,580,914
		49,120,141
Total Closed-End Funds
(Cost $92,812,270)		77,312,832

Total Investments — 99.6%
(Cost $92,812,270)		$77,312,832

Percentages are based on Net Assets of $77,621,461.

As of December 31, 2015, all of the Fund’s investments were considered level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the year ended December 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the year ended December 31, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

YieldShares

High Income ETF

Statement of Assets and Liabilities

December 31, 2015

Assets:
Investments at Cost	$92,812,270
Investments at Fair Value	$77,312,832
Receivable for Investment Securities Sold	1,778,447
Dividends Receivable	398,711
Total Assets	79,489,990

Liabilities:
Payable for Capital Shares Sold	1,787,783
Due to Custodian	46,542
Advisory Fees Payable	34,204
Total Liabilities	1,868,529

Net Assets	$77,621,461

Net Assets Consist of:
Paid-in Capital	$96,000,113
Accumulated Net Realized Loss on Investments and Securities Sold Short	(2,879,214)
Net Unrealized Depreciation on Investments	(15,499,438)
Net Assets	$77,621,461

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	4,350,000
Net Asset Value, Offering and Redemption Price Per Share	$17.84

The accompanying notes are an integral part of the financial statements.

YieldShares

High Income ETF

Statement of Operations

For the year ended December 31, 2015

Investment Income:
Dividend Income	$6,173,599
Interest Income	131
Total Investment Income	6,173,730

Expenses:
Advisory Fees	441,934
Total Expenses	441,934

Net Investment Income	5,731,796

Net Realized and Unrealized Loss on Investments and Securities Sold Short:
Net Realized Loss on Investments	(949,813)
Capital Gain Distributions from Underlying Closed-End Funds	616,200
Net Realized Loss on Securities Sold Short	(37,400)
Net Change in Unrealized Depreciation on Investments	(13,341,792)
Net Realized and Unrealized Loss on Investments	(13,712,805)

Net Decrease in Net Assets Resulting from Operations	$(7,981,009)

The accompanying notes are an integral part of the financial statements.

YieldShares

High Income ETF

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
Operations:
Net Investment Income	$5,731,796	$2,809,137
Net Realized Loss on Investments and Securities Sold Short	(987,213)	(3,603,786)
Capital Gain Distributions From Underlying Closed End Funds	616,200	268,628
Net Change in Unrealized Depreciation on Investments and Securities Sold Short	(13,341,792)	(2,608,722)
Net Decrease in Net Assets Resulting from Operations	(7,981,009)	(3,134,743)

Dividends and Distributions to Shareholders:
Investment Income	(5,746,010)	(2,960,452)
Net Realized Gains	—	(80,164)
Return of Capital	(2,773,990)	(2,063,048)
Total Dividends and Distributions to Shareholders	(8,520,000)	(5,103,664)

Capital Share Transactions:
Issued In-Kind	26,224,567	73,563,542
Redeemed In-Kind	(9,234,038)	(9,038,396)
Increase in Net Assets from Capital Share Transactions	16,990,529	64,525,146

Total Increase in Net Assets	489,520	56,286,739

Net Assets:
Beginning of Year	77,131,941	20,845,202
End of Year	$77,621,461	$77,131,941

Share Transactions:
Issued In-Kind	1,250,000	3,100,000
Redeemed In-Kind	(500,000)	(400,000)
Net Increase in Shares Outstanding from Share Transactions	750,000	2,700,000

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

YieldShares

High Income ETF

Financial Highlights

Selected Per Share Data & Ratios
For the years or period ended December 31 and the period ended April 30, 2013
For a Share Outstanding Throughout the Period

		Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments and Securities Sold Short		Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Return of Capital	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(1)(5)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover(2)
YieldShares High Income ETF†
2015		$21.43	$1.30	$(2.97)		$(1.67)	$(1.30)	$—	$(0.62)	$(1.92)	$17.84	(8.26%)	$77,621	0.50	%(6)	6.48	%(6)	1%
2014		$23.16	$1.18	$(0.85	)(7)	$0.33	$(1.17)	$(0.02)	$(0.87)	$(2.06)	$21.43	1.03%	$77,132	0.50	%(6)	5.06	%(6)	111%
2013	‡	$23.30	$0.89	$0.10		$0.99	$(0.85)	$(0.07)	$(0.21)	$(1.13)	$23.16	4.40%	$20,845	0.50	%(4)(6)	5.80	%(4)(6)	—%
2013	(3)	$20.00	$0.41	$3.95		$4.36	$(0.48)	$(0.58)	$—	$(1.06)	$23.30	21.93%	$1,165	0.50	%(4)	2.07	%(4)	42%

Amounts designated as “—” are $0 or have been rounded to $0.

*	Per share data calculated using average shares method.

†	Formerly, Sustainable North American Oil Sands ETF.

‡	For the period May 1, 2013 to December 31, 2013. Effective October 15, 2013, the YieldShares High Income ETF changed its fiscal year end to December 31. (See Note 1 in Notes to Financial Statements).

(1)

Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

(2)	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

(3)	For the period June 11, 2012 (commencement of operations) to April 30, 2013.

(4)	Annualized.

(5)

Effective June 21, 2013, the Fund changed its name, underlying index and investment objective. The Fund’s past performance is not necessarily indicative of how the Fund will perform in the future. (See Note 1 in Notes to Financial Statements).

(6)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying closed-end investment companies in which the Fund invests.

(7)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

YieldShares

High Income ETF

Notes to Financial Statements

December 31, 2015

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company consisting of multiple investment portfolios. The financial statements herein are those of the YieldShares High Income ETF (the “Fund”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ISE High IncomeTM Index (the “Index”). Prior to June 21, 2013, the Fund was known as the Sustainable North American Oil Sands ETF and effective June 21, 2013, the Fund changed its name, underlying index and investment objective. Prior to June 4, 2013 the Fund sought to provide investment results that, before fees and expenses, corresponded generally to the prime and yield performance of the Sustainable North American Oil Sands Index®. Effective October 15, 2013, the Fund changed its fiscal year end to December 31. The previous fiscal year end was April 30. The Fund is classified as a “diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Fund, the Fund’s business affairs and other administrative matters. During the period covered by this report, Index Management Solutions, LLC served as sub-adviser to the Fund until January 15, 2015 and Penserra Capital Management LLC served as interim sub-adviser to the Fund from January 15, 2015 until June 12, 2015, the date on which shareholders approved a new sub-advisory agreement with Vident Investment Advisory, LLC (“Vident” or the “Sub-Adviser”).

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares will trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) on the accrual basis of accounting. The Trustee has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies Accounting Standards Codification (“ASC 946”), and concluded that the Fund meets the criteria of an “investment company,” and therefore, the Fund prepares its financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

YieldShares

High Income ETF

Notes to Financial Statements

December 31, 2015 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system (including closed end funds) for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board. The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value for the year ended December 31, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs.

YieldShares

High Income ETF

Notes to Financial Statements

December 31, 2015 (Continued)

For the year ended December 31, 2015, there have been no significant changes to the Fund’s fair valuation methodologies. It is the Fund’s policy to recognize transfers into or out of all levels at the end of the reporting period.

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Short Sales — The Fund may engage in short sales that are either “uncovered” or “against the box.” A short sale is “against the box” if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short.

Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund may: (a) segregate cash or liquid securities at such a level that the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover the Fund’s short position. At December 31, 2015 the Fund does not hold any securities sold short.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of December 31, 2015, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income monthly. Any net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

YieldShares

High Income ETF

Notes to Financial Statements

December 31, 2015 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Creation Units — The Fund issues and redeems shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $500 per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a creation unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. The following table discloses Creation Unit breakdown as of December 31, 2015:

	Creation Unit Shares	Transaction Fee	Value	Redemption Fee
YieldShares High Income ETF	50,000	$500	$892,000	$500

3. AGREEMENTS

Investment Advisory Agreement

The Adviser serves as the investment adviser to the Fund. The Sub-Adviser serves as sub-adviser to the Fund.

The Adviser has retained the Sub-Adviser to be responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board of Trustees.

For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.50% on the average daily net assets of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

Certain officers or interested trustees of the Trust are also officers or employees of the Adviser or its affiliates. They receive no fees for serving as officers of the Trust.

YieldShares

High Income ETF

Notes to Financial Statements

December 31, 2015 (Continued)

3. AGREEMENTS (continued)

Sub-Advisory Agreements

Until January 15, 2015, Index Management Solutions, LLC (“IMS”) served as sub-adviser to the Fund. IMS is a wholly owned subsidiary of VTL Associates, LLC and a Pennsylvania limited liability company, located at One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, Pennsylvania 19103. IMS was responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement, the Adviser paid IMS a fee calculated daily and paid monthly, at an annual rate of 0.045% on the average daily net assets of the Fund, subject to a $10,000 minimum fee.

Interim Investment Advisory and Sub-Advisory Agreements

On January 15, 2015, the Adviser underwent a change in control as a result of a change in control of its direct controlling shareholder, Yorkville ETF Holdings LLC (the “Transaction”). The Transaction resulted in the assignment and automatic termination of the advisory agreement with the Adviser (the “Prior Advisory Agreement”). Further, the sub-advisory agreement between the Adviser and IMS (the “Prior Sub-Advisory Agreement”), by its terms, automatically terminated upon the termination of the Prior Advisory Agreement. In anticipation of the Transaction, the Board approved on December 19, 2014 an interim advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Interim Advisory Agreement”), and an interim sub-advisory agreement between the Adviser and Penserra Capital Management LLC (“Penserra”), with respect to the Fund (the “Interim Sub-Advisory Agreement and, together with the Interim Advisory Agreement, the “Interim Agreements”). The Interim Agreements were approved to allow for continuous management services to be provided to the Fund. The Interim Advisory Agreement was the same in all material respects as the Prior Advisory Agreement, except that, as required by the 1940 Act, the Interim Advisory Agreement had a term of up to 150 days and required that compensation payable to the Adviser be kept in an escrow account pending shareholder approval of a new advisory agreement. The Interim Sub-Advisory Agreement was the same in all material respects as the Prior Sub-Advisory Agreement except that the Fund was being sub-advised by Penserra instead of IMS and the Interim Sub-Advisory Agreement had a term of up to 150 days. The Fund was managed by the Adviser and Penserra under the Interim Agreements until new advisory agreements were approved by the Fund’s shareholders. Neither the Transaction nor the Interim Agreements resulted in changes to the Fund’s investment objective or strategies, fees charged to the Fund or services provided, except that Penserra replaced IMS as sub-adviser to the Fund. Proposals to approve new advisory and sub-advisory agreements were submitted for shareholder approval at a special meeting of shareholders held on June 12, 2015.

New Sub-Advisory Agreement

Effective June 12, 2015, Vident, a Delaware limited liability company, located at 300 Colonial Center Parkway, Suite 330, Roswell, Georgia 30076, became the Fund’s new sub-adviser after Fund shareholders approved a sub-advisory agreement between the Adviser and Vident, on behalf of the Fund. Vident replaced Penserra, which had served as the Fund’s interim sub-adviser as discussed above. Vident is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. Under the sub-advisory agreement, the Adviser pays Vident a fee calculated daily and paid monthly, at an annual rate of 0.03% on the average daily net assets of the Fund, subject to a $20,000 minimum fee.

YieldShares

High Income ETF

Notes to Financial Statements

December 31, 2015 (Continued)

3. AGREEMENTS (continued)

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Trust’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Trust has adopted a Distribution and Service Plan (the “Plan”) for the Fund pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the year ended December 31, 2015 and the year ended December 31, 2015 no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s Custodian and Transfer Agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

Certain officers or interested trustees of the Trust may also be employees of the Administrator or its affiliates. They receive no fees for serving as officers of the Trust.

4. INVESTMENT TRANSACTIONS

For the year ended December 31, 2015, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
YieldShares High Income ETF	$1,191,971	$5,807,474

There were no purchases or sales of long-term U.S. Government securities by the Fund.

For the year ended December 31, 2015, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain (Loss)
YieldShares High Income ETF	$26,070,841	$9,175,715	$(667,785)

YieldShares

High Income ETF

Notes to Financial Statements

December 31, 2015 (Continued)

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following permanent differences relating to reallocation of dividend income from underlying funds and redemption in-kind transactions have been reclassified to/from the following accounts during the year ended December 31, 2015.

Increase Undistributed Net Investment Income	Increase Accumulated Net Realized Gain	Decrease Paid-in-Capital
$14,214	$748,276	$(762,490)

The reclassifications have no impact on NAV per share.

The tax character of dividends and distributions declared during the years ended December 31, 2015 and ended December 31, 2014:

YieldShares High Income ETF	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
2015	$5,746,010	$—	$2,773,990	$8,520,000
2014	2,939,332	101,284	2,063,048	5,103,664

As of December 31, 2015, the components of Accumulated Losses on a tax basis were as follows:

YieldShares High Income ETF
Capital Loss Carryforward	$(2,597,682)
Post October Losses	(1,308)
Unrealized Depreciation	(15,779,662)
Total Accumulated Losses	$(18,378,652)

Post-October losses represent losses realized on investment transactions from November 1, 2015 through December 31, 2015 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year. Specified losses realized on investment transactions from November 1, 2015 through December 31, 2015, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

YieldShares

High Income ETF

Notes to Financial Statements

December 31, 2015 (Continued)

5. TAX INFORMATION (continued)

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital losses that are carried forward retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

Exchange Traded Concepts	Short-Term	Long-Term	Total Capital Loss Carryforwards
YieldShares High Income ETF	$2,597,682	$—	$$2,597,682

For Federal income tax purposes, the cost of securities owned at December 31, 2015, and the net realized gains or losses on securities sold for the year, were different from amounts reported for financial reporting purposes primarily due to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, excluding securities sold short, held by the Fund at December 31, 2015, were as follows:

Exchange Traded Concepts	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
YieldShares High Income ETF	$93,092,494	$107,268	$(15,886,930)	$(15,779,662)

6. RISKS OF INVESTING IN THE FUND

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

The Fund will normally invest at least 80% of its total assets in securities of the Index. Because the Index is comprised of securities issued by other investment companies (as opposed to operating companies), the Fund operates in a manner that is commonly referred to as a “fund of funds,” meaning that it invests its assets in shares of funds included in the Index. The Index seeks to measure the performance of the top 30 U.S. exchange-listed closed-end funds (the “Underlying Funds”), as selected and ranked according to factors employed by the Index methodology that are designed to result in a portfolio that produces high current income.

Concentration Risk

Because the Fund’s assets will be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

YieldShares

High Income ETF

Notes to Financial Statements

December 31, 2015 (Concluded)

6. RISKS OF INVESTING IN THE FUND (continued)

Fund of Funds Risk

Because the Fund is a fund of funds, its investment performance largely depends on the investment performance of the Underlying Funds in which it invests. An investment in the Fund is subject to the risks associated with the Underlying Funds that comprise the Index. The Fund will pay indirectly a proportional share of the fees and expenses of the Underlying Funds in which it invests, including their investment advisory and administration fees, in addition to its own fees and expenses. In addition, at times certain segments of the market represented by constituent Underlying Funds may be out of favor and underperform other segments.

Leverage Risk

Leverage may result from ordinary borrowings, or may be inherent in the structure of certain Underlying Fund investments such as derivatives. If the prices of those investments decrease, or if the cost of borrowing exceeds any increase in the prices of those investments, the NAV of the Underlying Fund’s shares will decrease faster than if the Underlying Fund had not used leverage. To repay borrowings, an Underlying Fund may have to sell investments at a time and at a price that is unfavorable to the Underlying Fund. Interest on borrowings is a expense the Underlying Fund would not otherwise incur. Leverage magnifies the potential for gain and the risk of loss. If an Underlying Fund uses leverage, there can be no assurance that the Underlying Fund’s leverage strategy will be successful.

7. OTHER

At December 31, 2015, the records of the Trust reflected that 100% of the Fund’s total Shares outstanding were held by five Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca, Inc. and have been purchased and sold by persons other than Authorized Participants.

8. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, the Fund has determined that no adjustments were required to the financial statements.

YieldShares

High Income ETF

Report of Independent Registered Public Accounting Firm

December 31, 2015

To the Shareholders of YieldShares High Income ETF and
Board of Trustees of Exchange Traded Concepts Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of YieldShares High Income ETF (the “Fund”), a series of Exchange Traded Concepts Trust, as of December 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of YieldShares High Income ETF as of December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
February 29, 2016

YieldShares

High Income ETF

Trustees and Officers of the Trust

December 31, 2015 (Unaudited)

The following chart lists Trustees and Officers as of December 31, 2015.

Set forth below are the names, ages, addresses, position with the Fund, term of office and length of time served, the principal occupations during the past five years, number of portfolios in fund complex overseen by the trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Fund. The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-855-796-3863.

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Interested Trustee
J. Garrett Stevens c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (36 years old)	Trustee and President	Trustee (Since 2009); President (Since 2011)	T.S. Phillips Investments, Inc., 2000 to present – Investment Advisor/Vice President; Exchange Traded Concepts Trust 2009 to 2011 – Chief Executive Officer and Secretary; 2011 - present – President; Exchange Traded Concepts, LLC 2009 to Present – Chief Executive Officer; Exchange Listed Funds Trust 2012 to present – President	6	ETF Series Solutions (2012–2014) – Trustee
Independent Trustees
Timothy J. Jacoby c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (63 years old)	Trustee	Since 2014	Deloitte & Touche LLP 2000 to 2014 – Partner	9	Exchange Listed Funds Trust (3) – Trustee ; Source ETF Trust (2014– 2015) – Trustee

YieldShares

High Income ETF

Trustees and Officers of the Trust

December 31, 2015 (Unaudited) (Continued)

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Independent Trustees (continued)
David M. Mahle c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (72 years old)	Trustee	Since 2011	Jones Day 2012 to Present – Consultant; Jones Day 2008 to 2011 – Of Counsel; Jones Day 1988 to 2008 - Partner	9	Exchange Listed Funds Trust (3) – Trustee; Source ETF Trust (2014– 2015) – Trustee
Kurt Wolfgruber c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (65 years old)	Trustee	Since 2012	Oppenheimer Funds Inc. 2007 to 2009 - President	9	New Mountain Finance Corp. – Director; Exchange Listed Funds Trust (3) – Trustee; Source ETF Trust (2014– 2015) – Trustee
Mark Zurack c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (59 years old)	Trustee	Since 2011	Columbia Business School 2002 to Present - Professor	6	AQR Funds (44) – Trustee; Source ETF Trust (2014– 2015) – Trustee

YieldShares

High Income ETF

Trustees and Officers of the Trust

December 31, 2015 (Unaudited) (Concluded)

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Officers
J. Garrett Stevens c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (36 years old)	Trustee and President	Trustee (Since 2009); President (Since 2011)

T.S. Phillips Investments, Inc., 2004 to Present; 2000 to 2011 – Investment Advisor/Vice President; Exchange Traded Concepts Trust 2009 to 2011 – Chief Executive Officer and Secretary; 2011 to present – President Exchange Traded Concepts, LLC 2009 to Present – Chief Executive Officer; Exchange Listed Funds Trust 2012 to present – President

ETF Series Solutions (2012–2014) – Trustee
Richard Hogan c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (54 years old)	Secretary	Since 2011	Managing Member, Yorkville ETF Advisors 2011 to Present – Private Investor, 2002 to 2011	Board Member of Peconic Land Trust of Suffolk County, NY; Exchange Listed Funds Trust (3) - Trustee
James J. Baker Jr. c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (64 years old)	Treasurer	Since 2015	Exchange Traded Concepts, LLC, 2011 to present – Managing Partner; Yorkville ETF Advisors, 2012 to present – Managing Partner; Goldman Sachs, 2000 to 2011 – Vice President	None
Eric Kleinschmidt c/o SEI Investments Company One Freedom Valley Drive Oaks, PA 19456 (47 years old)	Assistant Treasurer	Since 2013	Director, Fund Accounting, SEI Investments Global Funds Services, 2004 to present, Manager, Fund Accounting 1999 to 2004.	None

(1)	Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

YieldShares

High Income ETF

Disclosure of Fund Expenses

(Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (July 1, 2015 to December 31, 2015).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Annualized Expense Ratios	Expenses Paid During Period*
YieldShares High Income ETF
Actual Fund Return	$1,000.00	$930.00	0.50%	$2.43
Hypothetical 5% Return	$1,000.00	$1,022.68	0.50%	$2.55

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/365 (to reflect the one-half period shown).

YieldShares

High Income ETF

Notice of Shareholders

(Unaudited)

For shareholders that do not have a December 31, 2015 tax year end, this notice is for informational purposes only. For shareholders with a December 31, 2015 tax year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended December 31, 2015, the Fund is designating the following items with regard to distributions paid during the year.

	Return of Capital	Long Term Capital Gain Distribution	Ordinary Income Distribution	Total Distributions	Dividends Qualifying For Corporate Dividend Receivable Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Qualified Interest Income (4)	Qualified Short-Term Capital Gain (5)
YieldShares High Income ETF	32.56%	0.00%	67.44%	100.00%	23.33%	31.22%	0.00%	0.00%	0.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the aforementioned fund to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the ETC Trust-YieldShares High Income ETF who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)

The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5)

The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

YieldShares

High Income ETF

Supplemental Information

(Unaudited)

Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.yieldshares.com.

THIS PAGE INTENTIONALLY LEFT BLANK

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Sub-Adviser:

Vident Investment Advisory, LLC

300 Colonial Center Parkway, Suite 330

Roswell, Georgia 30076

Interim Investment Sub-Adviser:

Penserra Capital Management LLC

140 Broadway, 26th Floor

New York, NY 10005

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Independent Registered Public Accounting Firm:

Cohen Fund Audit Services, Ltd.

1350 Euclid Ave.

Suite 800

Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

YYY-AR-001-0300

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer or any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a) (2)

Item 4. Principal Accountant Fees and Services.

Fees billed by Cohen Fund Audit Services, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		Fiscal Year Ended December 2015			Fiscal Year Ended December 2014
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$14,000	$0	N/A	$14,000	$0	N/A
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$3,500	$0	$0	$3,500	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

(e)(1) The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved .

(e)(2) Percentage of fees billed applicable to non-audit services approved pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) were as follows (Cohen):

	Fiscal Year Ended December 2015	Fiscal Year Ended December 2014
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not Applicable.

(g) The aggregate non-audit fees and services billed by Cohen for the fiscal year 2015 and 2014 were $3,500 and $3,500, respectively.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

Items 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Traded Concepts Trust

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President
Date: March 10, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President
Date: March 10, 2016

By	/s/ James J. Baker Jr.
James J. Baker Jr., Treasurer
Date: March 10, 2016